Consolidated Statement of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)
ASSETS
Goodwill	₨ 139,127	$ 1,902		₨ 131,012
Intangible assets	13,085	179		16,362
Property, plant and equipment	85,192	1,165		81,120
Right-of-Use assets	16,420	225		16,748
Financial assets
Derivative assets	16		[1]
Investments	10,576	145		9,302
Trade receivables	4,358	60		6,049
Other financial assets	6,088	83		5,881
Non-Financial Assets
Investments accounted for using the equity method	1,464	20		1,383
Deferred tax assets	1,664	23		6,005
Non-current tax assets	14,323	196		11,414
Other non-current assets	15,935	217		11,935
Total non-current assets	308,248	4,215		297,211
Inventories	1,064	15		1,865
Financial assets
Derivative assets	4,064	56		3,025
Investments	175,707	2,402		189,635
Cash and cash equivalents	169,793	2,321		144,499
Trade receivables	94,298	1,289		104,474
Unbilled receivables	27,124	371		25,209
Other financial assets	7,245	99		8,614
Non-Financial Assets
Contract assets	16,507	226		17,143
Current tax assets	2,461	34		2,882
Other current assets	24,923	340		22,505
Total current assets	523,186	7,153		519,851
TOTAL ASSETS	831,434	11,368		817,062
Share capital	10,958	150		11,427
Share premium	714	10		1,275
Retained earnings	466,692	6,381		476,103
Share-based payment reserve	3,071	42		1,550
SEZ Re-investment reserve	41,154	563		43,804
Other components of equity	30,506	418		23,299
Equity attributable to the equity holders of the Company	553,095	7,564		557,458
Non-controlling interest	1,498	20		1,875
TOTAL EQUITY	554,593	7,584		559,333
Financial liabilities
Loans and borrowings	7,458	102		4,840
Derivative liabilities				138
Lease liabilities	13,513	185		12,638
Other financial liabilities	2,291	31		151
Non-Financial Liabilities
Deferred tax liabilities	4,633	63		2,825
Non-current tax liabilities	11,069	151		13,205
Other non-current liabilities	7,835	107		7,537
Provisions	2		[1]	2
Total non-current liabilities	46,801	639		41,336
Financial liabilities
Loans, borrowings and bank overdrafts	75,874	1,037		73,202
Derivative liabilities	1,070	15		7,231
Trade payables and accrued expenses	78,870	1,078		78,129
Lease liabilities	7,669	105		6,560
Other financial liabilities	1,470	20		899
Non-Financial liabilities
Contract liabilities	22,535	308		18,775
Current tax liabilities	17,324	237		11,731
Other current liabilities	24,552	336		19,254
Provisions	676	9		612
Total current liabilities	230,040	3,145		216,393
TOTAL LIABILITIES	276,841	3,784		257,729
TOTAL EQUITY AND LIABILITIES	₨ 831,434	$ 11,368		₨ 817,062

[1]	Value is less than 1